Related party transactions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related parties	¥ 10,702,000	¥ 16,277,000
Due to related parties	(14,000,000)	(18,706,000)
Revenue from Related Parties	2,399,000,000	20,146,000,000
Mr. Chen [Member]
Related Party Transaction [Line Items]
Due from related parties	88,000	84,000
Mr. Ko [Member]
Related Party Transaction [Line Items]
Due from related parties	70,000	470,000
Mr. Guan [Member]
Related Party Transaction [Line Items]
Due from related parties	261,000	261,000
Mr. Zou [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 326,000	307,000
Guangzhou Grape NetworkTechnology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties		(6,000,000)
Tianren Hudong [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 819,000	1,390,000
Due to related parties		(4,000,000)
Beintoo China [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 1,147,000	1,105,000
Shenzhen Tencent [Member]
Related Party Transaction [Line Items]
Due from related parties	6,153,000	12,660,000
Revenue from Related Parties	¥ 2,399,000	10,408,000
Shenzhen Tencent [Member] | Halfbrick Studios [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties		¥ 9,738,000
Shenzhen Yule [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 49,000
Changsha Youjule [Member]
Related Party Transaction [Line Items]
Due from related parties	21,000
Changxiang Shikong [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 1,768,000
Ultimate Lenovo Limited [Member]
Related Party Transaction [Line Items]
Due to related parties		¥ (8,706,000)
Mr. Piao [Member]
Related Party Transaction [Line Items]
Due to related parties	¥ (14,000,000)